BUSINESS ACQUISITION (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Winvest Group Ltd [Member]
Cash and cash equivalents		$ 29,241
Other current assets		2,637
Total assets		31,878
Accounts payable		26,916
Due to related party		60,250
Due to related party		87,166
Net liabilities assumed		$ 55,288
Winvest Groups Ltd [Member]
Cash and cash equivalents	$ 29,241
Other current assets	2,637
Total assets	31,878
Accounts payable	26,916
Due to related party	60,250
Due to related party	87,166
Net liabilities assumed	$ 55,288